Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
UK provision at statutory rate	23.50%	19.00%	19.00%
Expenses not deductible for tax purposes	(3.80%)	3.40%	(1.60%)
Return to provision	(2.00%)	0.00%	(0.40%)
Stock based compensation	0.00%	0.00%	(19.70%)
Tax rate change	0.00%	0.00%	0.30%
Foreign rate difference	0.90%	7.70%	5.30%
Change in valuation allowance	(25.00%)	(31.10%)	(0.90%)
Effective tax rate	(6.40%)	(1.00%)	2.00%